Other Operating Expenses - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Other Operating Expense [Abstract]
Other operating expenses	€ 1,208	€ 1,083	€ 1,491
(Decrease) increase in other operating expenses	€ 125	€ (408)